ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts payable	$ 1,403	$ 1,629	$ 808
Payroll related liabilities	245	225	216
Other accrued liabilities	74	40	50
Deposit	50	0	0
Total accounts payable and accrued liabilities	$ 1,772	$ 1,894	$ 1,074